UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

ITEM	1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2018

WESTERN ASSET

SHORT-TERM BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks current income, preservation of capital and liquidity.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short-Term Bond Fund for the six-month reporting period ended June 30, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

Effective May 1, 2018, the individuals responsible for the day-to-day portfolio management, development of investment strategy, oversight and coordination of the Fund are S. Kenneth Leech, John Bellows, Julien A. Scholnick, Frederick R. Marki and Mark S. Lindbloom. These investment professionals, all of whom are employed by Western Asset Management Company, LLC (formerly known as Western Asset Management Company), work together with a broader investment management team. For additional information, please see the Fund’s prospectus.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 27, 2018

II	Western Asset Short-Term Bond Fund

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended June 30, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that revised fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 2.3%. GDP growth then moderated to a revised 2.2% during the first quarter of 2018. Finally, the U.S. Department of Commerce’s initial reading for second quarter 2018 GDP growth — released after the reporting period ended — was 4.1%. The acceleration in GDP growth in the second quarter reflected positive contributions from personal consumption expenditures (“PCE”), exports, nonresidential fixed investment, federal government spending and state and local government spending. These were partly offset by negative contributions from private inventory investment and residential fixed investment. Imports, which are a subtraction in the calculation of GDP, increased.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on June 30, 2018, the unemployment rate was 4.0%, as reported by the U.S. Department of Labor. While the unemployment rate ticked up from 3.8% to 4.0% in June, the increase was largely attributed to an increase in the workforce participation rate. The percentage of longer-term unemployed moved higher during the reporting period. In June 2018, 23.0% of Americans looking for a job had been out of work for more than six months, versus 21.5% when the period began.

Western Asset Short-Term Bond Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. The Fed increased the federal funds rateiii twice during the reporting period. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept rates on hold, but reiterated its intention to begin reducing its balance sheet. At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%. Finally, at its meeting that concluded on June 13, 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term Treasury yields moved higher during the six-month reporting period ended June 30, 2018. The yield for the two-year Treasury note began the reporting period at 1.89% — the low for the period — and ended the period at 2.52%. The peak for the period of 2.59% occurred on several occasions in May and June 2018. The yield for the ten-year Treasury began the reporting period at 2.40% — the low for the period — and ended the period at 2.85%. The high for the period of 3.11% took place on May 17, 2018.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. Most spread sectors generally posted weak results during the reporting period. Performance fluctuated given changing expectations for global growth, uncertainties regarding future central bank monetary policy and concerns over a global trade war. All told, the broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexiv, returned -1.62% during the six-month reporting period ended June 30, 2018.

Performance review

For the six months ended June 30, 2018, Class A shares of Western Asset Short-Term Bond Fund, excluding sales charges, returned 0.25%. The Fund’s unmanaged benchmark, the FTSE Treasury/Government Sponsored/ Credit 1-3 Year Indexv, returned 0.10% for the same period. The Lipper Short Investment Grade Debt Funds Category Average1 returned 0.09% over the same time frame.

Performance Snapshot as of June 30, 2018 (unaudited)
(excluding sales charges)	6 months
Western Asset Short-Term Bond Fund:
Class A	0.25%
Class C	0.13%
Class C1[2]	0.13%
Class R	0.07%
Class I	0.37%
Class IS	0.42%
FTSE Treasury/Government Sponsored/ Credit 1-3 Year Index	0.10%
Lipper Short Investment Grade Debt Funds Category Average[1]	0.09%

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 345 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[2]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

IV	Western Asset Short-Term Bond Fund

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or reimbursements without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2018 for Class A, Class C, Class C1, Class R, Class I and Class IS shares were 2.23%, 1.54%, 2.03%, 1.95%, 2.58% and 2.64%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class R shares would have been 1.85%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2018, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class R, Class I and Class IS shares were 0.74%, 1.51%, 1.02%, 1.17%, 0.52% and 0.41%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 1.05% for Class C1 shares, 1.10% for Class R shares, 0.50% for Class I shares and 0.40% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for Class R, Class I and Class IS as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Short-Term Bond Fund	V

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 27, 2018

RISKS: Investments in bonds are subject to interest rate, credit, inflation and reinvestment risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Asset-backed, mortgage-backed or mortgage related securities are subject to prepayment and extension risks. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The FTSE Treasury/Government Sponsored/Credit 1-3 Year Index is a broad-based index of short-term U.S. Treasury and corporate debt securities.

VI	Western Asset Short-Term Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2018 and December 31, 2017 and does not include derivatives, such as futures contracts, written options and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Short-Term Bond Fund 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2018 and held for the six months ended June 30, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.25%	$1,000.00	$1,002.50	0.75%	$3.72	Class A	5.00%	$1,000.00	$1,021.08	0.75%	$3.76
Class C	0.13	1,000.00	1,001.30	1.50	7.44	Class C	5.00	1,000.00	1,017.36	1.50	7.50
Class C1	0.13	1,000.00	1,001.30	0.99	4.91	Class C1	5.00	1,000.00	1,019.89	0.99	4.96
Class R	0.07	1,000.00	1,000.70	1.10	5.46	Class R	5.00	1,000.00	1,019.34	1.10	5.51
Class I	0.37	1,000.00	1,003.70	0.49	2.43	Class I	5.00	1,000.00	1,022.36	0.49	2.46
Class IS	0.42	1,000.00	1,004.20	0.40	1.99	Class IS	5.00	1,000.00	1,022.81	0.40	2.01

2	Western Asset Short-Term Bond Fund 2018 Semi-Annual Report

[1]	For the six months ended June 30, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Short-Term Bond Fund 2018 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2018

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— FTSE Treasury/Government Sponsored/Credit 1-3 Year Index*
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Short-Term	— Western Asset Short-Term Bond Fund

*	Formerly known as the Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index

4	Western Asset Short-Term Bond Fund 2018 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2018

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— FTSE Treasury/Government Sponsored/Credit 1-3 Year Index*
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Short-Term	— Western Asset Short-Term Bond Fund

*	Formerly known as the Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index

Western Asset Short-Term Bond Fund 2018 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2018

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 46.1%
Consumer Discretionary — 5.3%
Auto Components — 0.3%
ZF North America Capital Inc., Senior Notes	4.000%	4/29/20	$1,740,000	$1,753,345	(a)
Automobiles — 3.0%
BMW US Capital LLC	1.500%	4/11/19	3,850,000	3,820,538	(a)
Daimler Finance North America LLC (3 mo. USD LIBOR + 0.860%)	3.218%	8/1/18	4,100,000	4,103,340	(a)(b)
Ford Motor Credit Co. LLC	2.459%	3/27/20	1,730,000	1,702,764
Ford Motor Credit Co., LLC (3 mo. USD LIBOR + 0.930%)	3.293%	11/4/19	1,900,000	1,913,480	(b)
General Motors Financial Co., Inc., Senior Notes	2.400%	5/9/19	4,310,000	4,290,811
General Motors Financial Co., Inc., Senior Notes	3.700%	11/24/20	2,140,000	2,152,833
General Motors Financial Co., Inc., Senior Notes	3.550%	4/9/21	2,650,000	2,643,135
Total Automobiles				20,626,901
Household Durables — 0.1%
Newell Brands, Inc., Senior Notes	3.150%	4/1/21	830,000	822,834
Internet & Direct Marketing Retail — 0.6%
Amazon.com Inc., Senior Notes	2.600%	12/5/19	3,500,000	3,502,153
Amazon.com Inc., Senior Notes	1.900%	8/21/20	460,000	450,688
Total Internet & Direct Marketing Retail				3,952,841
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	1,000,000	1,013,183
DISH DBS Corp., Senior Notes	5.875%	11/15/24	940,000	799,000
Time Warner Cable LLC, Senior Secured Notes	8.250%	4/1/19	4,867,000	5,049,155
Total Media				6,861,338
Specialty Retail — 0.3%
Lowe’s Cos Inc., Senior Notes (3 mo. USD LIBOR + 0.420%)	2.747%	9/10/19	1,850,000	1,857,386	(b)
Total Consumer Discretionary				35,874,645
Consumer Staples — 3.9%
Beverages — 1.3%
Anheuser-Busch InBev Finance Inc., Senior Notes (3 mo. USD LIBOR + 1.260%)	3.623%	2/1/21	3,720,000	3,831,312	(b)
Coca-Cola	1.875%	10/27/20	3,320,000	3,246,164
Diageo Capital PLC, Senior Notes	3.500%	9/18/23	1,960,000	1,968,019
Total Beverages				9,045,495
Food & Staples Retailing — 1.2%
CVS Health Corp.	1.900%	7/20/18	2,470,000	2,469,511
Sysco Corp., Senior Notes	2.600%	10/1/20	2,040,000	2,016,232

See Notes to Financial Statements.

6	Western Asset Short-Term Bond Fund 2018 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Food & Staples Retailing — continued
Walmart Inc.	1.900%	12/15/20	$3,580,000	$3,508,703
Total Food & Staples Retailing				7,994,446
Food Products — 0.7%
JM Smucker Company (The)	2.500%	3/15/20	1,770,000	1,752,157
Kraft Heinz Foods Company	6.125%	8/23/18	1,200,000	1,206,163
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	1,150,000	1,133,932	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	450,000	448,943	(a)
Total Food Products				4,541,195
Household Products — 0.1%
Reckitt Benckiser Treasury Services PLC	2.375%	6/24/22	710,000	679,201	(a)
Tobacco — 0.6%
Altria Group Inc., Senior Notes	9.250%	8/6/19	190,000	202,987
BAT Capital Corp., Senior Notes	2.764%	8/15/22	2,400,000	2,303,561	(a)
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	810,000	799,689
Reynolds American Inc., Senior Notes	8.125%	6/23/19	740,000	775,851
Total Tobacco				4,082,088
Total Consumer Staples				26,342,425
Energy — 4.7%
Energy Equipment & Services — 0.7%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., Senior Notes	2.773%	12/15/22	1,250,000	1,213,378
Halliburton Co., Senior Notes	3.250%	11/15/21	920,000	920,389
Petrofac Ltd., Senior Notes	3.400%	10/10/18	840,000	836,850	(a)
Schlumberger Holdings Corp., Senior Notes	3.625%	12/21/22	1,035,000	1,036,161	(a)
Schlumberger Investment SA, Senior Notes	2.400%	8/1/22	830,000	797,488	(a)
Total Energy Equipment & Services				4,804,266
Oil, Gas & Consumable Fuels — 4.0%
Anadarko Petroleum Corp.	6.950%	6/15/19	560,000	579,596
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	2,415,000	2,486,813
BP Capital Markets PLC	1.676%	5/3/19	1,080,000	1,071,484
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	1,070,000	1,080,934
Chevron Corp., Senior Notes	2.100%	5/16/21	1,780,000	1,739,067
Continental Resources Inc., Senior Notes	5.000%	9/15/22	750,000	760,767
Devon Energy Corp., Senior Notes	3.250%	5/15/22	2,160,000	2,125,230
Enterprise Products Operating LLC, Senior Notes	2.800%	2/15/21	1,250,000	1,234,785
Occidental Petroleum Corp., Senior Notes	4.100%	2/1/21	220,000	225,211
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	1,324,000	1,349,818
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	320,000	281,802

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Petroleos Mexicanos, Senior Notes (3 mo. USD LIBOR + 2.020%)	4.375%	7/18/18	$3,380,000	$3,390,478	(b)
Shell International Finance BV	1.750%	9/12/21	330,000	316,229
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.806%	5/11/20	3,550,000	3,579,124	(b)
Shell International Finance BV, Senior Notes	2.250%	11/10/20	2,010,000	1,978,482
Sinopec Group Overseas Development 2014 Ltd., Senior Notes (3 mo. USD LIBOR + 0.920%)	3.257%	4/10/19	1,870,000	1,876,021	(a)(b)
Western Gas Partners LP	4.000%	7/1/22	1,210,000	1,196,920
Williams Partners LP, Senior Notes	5.250%	3/15/20	1,500,000	1,546,955
Total Oil, Gas & Consumable Fuels				26,819,716
Total Energy				31,623,982
Financials — 16.9%
Banks — 11.9%
ABN AMRO Bank NV, Senior Notes	2.100%	1/18/19	3,060,000	3,051,922	(a)
ABN AMRO Bank NV, Senior Notes	2.450%	6/4/20	1,260,000	1,239,647	(a)
Banco Santander Chile, Senior Notes	2.500%	12/15/20	1,700,000	1,657,551	(a)
Banco Santander SA	3.125%	2/23/23	800,000	759,936
Banco Santander SA, Senior Notes	3.848%	4/12/23	1,000,000	979,047
Bank of America Corp., Senior Notes	2.625%	10/19/20	8,070,000	7,973,378
Bank of Montreal, Senior Notes	3.100%	4/13/21	4,720,000	4,703,010
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	200,000	230,917	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,000,000	1,078,375
BNP Paribas SA, Senior Notes	3.500%	3/1/23	3,790,000	3,698,055	(a)
BPCE SA, Senior Notes	3.000%	5/22/22	500,000	483,455	(a)
Branch Banking & Trust Co., Senior Notes	2.250%	6/1/20	300,000	295,057
Citigroup Inc.	3.101%	4/8/19	1,440,000	1,446,252	(b)
Citigroup Inc., Junior Subordinated Notes (5.590% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,470,000	1,484,700	(b)(c)
Cooperatieve Rabobank UA, Senior Notes	2.250%	1/14/20	250,000	246,958
Cooperatieve Rabobank UA, Senior Notes	4.750%	1/15/20	660,000	675,982	(a)
Cooperatieve Rabobank UA, Senior Notes	3.125%	4/26/21	4,400,000	4,384,899
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 0.800%)	3.148%	4/15/19	1,460,000	1,466,781	(a)(b)
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 0.970%)	3.297%	6/10/20	3,620,000	3,666,575	(a)(b)
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 1.180%)	3.517%	7/1/21	1,630,000	1,662,907	(a)(b)
HSBC USA Inc., Senior Notes (3 mo. USD LIBOR + 0.880%)	3.215%	9/24/18	1,990,000	1,993,597	(b)

See Notes to Financial Statements.

8	Western Asset Short-Term Bond Fund 2018 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
HSBC USA Inc., Senior Notes (3 mo. USD LIBOR + 0.610%)	2.965%	11/13/19	$3,140,000	$3,154,832	(b)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	3,740,000	3,455,183	(a)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	2,810,000	2,773,357
Nordea Bank AB, Senior Notes (3 mo. USD LIBOR + 0.990%)	3.309%	5/27/21	2,600,000	2,640,923	(a)(b)
Royal Bank of Canada, Senior Notes (3 mo. USD LIBOR + 0.530%)	2.871%	3/15/19	830,000	832,480	(b)
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	2,350,000	2,349,930
Santander Holdings USA Inc., Senior Notes	2.700%	5/24/19	1,108,000	1,104,903
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	720,000	700,098
Santander UK PLC, Senior Notes	2.375%	3/16/20	2,970,000	2,925,688
Sumitomo Mitsui Banking Corp., Senior Notes (3 mo. USD LIBOR + 0.740%)	3.102%	7/23/18	4,130,000	4,132,079	(b)
Sumitomo Mitsui Banking Corp., Senior Notes	2.092%	10/18/19	900,000	889,228
Svenska Handelsbanken AB, Senior Notes (3 mo. USD LIBOR + 0.490%)	2.825%	6/17/19	1,580,000	1,585,311	(b)
Svenska Handelsbanken AB, Senior Notes	2.400%	10/1/20	2,550,000	2,504,488
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	400,000	400,749
Toronto-Dominion Bank, Senior Notes	2.125%	4/7/21	500,000	485,518
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	420,000	420,050
US Bancorp, Senior Notes	2.350%	1/29/21	130,000	127,556
US Bank NA, Senior Notes	3.150%	4/26/21	310,000	310,816
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	7/30/18	2,450,000	2,419,375	(b)(c)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 0.680%)	3.039%	1/30/20	1,860,000	1,872,717	(b)
Westpac Banking Corp., Senior Notes (3 mo. USD LIBOR + 0.740%)	3.099%	7/30/18	2,250,000	2,251,540	(b)
Total Banks				80,515,822
Capital Markets — 2.1%
Bank of New York Mellon Corp., Senior Notes (3 mo. USD LIBOR + 0.870%)	3.191%	8/17/20	2,430,000	2,462,792	(b)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	3.450%	4/16/21	1,000,000	996,895
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.360%)	3.720%	4/23/21	3,610,000	3,690,217	(b)
Goldman Sachs Group Inc. (The)	2.300%	12/13/19	1,810,000	1,791,755
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	7/2/18	3,190,000	0	*(c)(d)(g)(h)(j)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	1,010,000	0	*(d)(g)(i)(j)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2018 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Morgan Stanley, Senior Notes	2.200%	12/7/18	$1,760,000	$1,757,708
UBS Group Funding Switzerland AG, Senior Notes (3 mo. USD LIBOR + 1.440%)	3.775%	9/24/20	3,470,000	3,544,746	(a)(b)
Total Capital Markets				14,244,113
Consumer Finance — 0.5%
American Express Co., Senior Notes	3.375%	5/17/21	3,160,000	3,165,856
American Express Credit Corp., Senior Notes	2.600%	9/14/20	60,000	59,269
Synchrony Financial	3.000%	8/15/19	500,000	499,074
Total Consumer Finance				3,724,199
Diversified Financial Services — 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	400,000	412,471
GE Capital International Funding Company Unlimited Co., Senior Notes	2.342%	11/15/20	7,010,000	6,854,481
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	2,160,000	2,480,005
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	1,010,000	1,073,636
Total Diversified Financial Services				10,820,593
Insurance — 0.8%
American International Group Inc.	3.300%	3/1/21	500,000	499,963
New York Life Global Funding, Senior Secured Notes	2.000%	4/13/21	1,560,000	1,507,705	(a)
Nuveen Finance LLC, Senior Notes	2.950%	11/1/19	990,000	986,457	(a)
Prudential Financial Inc., Senior Notes (3 mo. USD LIBOR + 0.780%)	3.123%	8/15/18	2,350,000	2,352,164	(b)
Total Insurance				5,346,289
Total Financials				114,651,016
Health Care — 5.1%
Biotechnology — 1.2%
AbbVie Inc., Senior Notes	2.500%	5/14/20	3,390,000	3,350,662
Amgen Inc., Senior Notes (3 mo. USD LIBOR + 0.600%)	2.929%	5/22/19	2,170,000	2,180,645	(b)
Gilead Sciences Inc.	1.850%	9/4/18	1,430,000	1,428,663
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	980,000	968,262
Total Biotechnology				7,928,232
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	2.350%	11/22/19	459,000	456,467
Becton Dickinson and Co. (3 mo. USD LIBOR + 1.030%)	3.344%	6/6/22	1,100,000	1,104,216	(b)
Becton Dickinson and Company	2.404%	6/5/20	1,420,000	1,395,164
Zimmer Biomet Holdings Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	3.076%	3/19/21	1,250,000	1,252,241	(b)
Total Health Care Equipment & Supplies				4,208,088

See Notes to Financial Statements.

10	Western Asset Short-Term Bond Fund 2018 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — 1.5%
Anthem Inc., Senior Notes	2.500%	11/21/20	$500,000	$491,795
Cardinal Health Inc.	1.948%	6/14/19	1,540,000	1,527,554
CVS Health Corp., Senior Notes	3.350%	3/9/21	4,200,000	4,198,052
Humana Inc.	2.500%	12/15/20	1,260,000	1,237,436
UnitedHealth Group Inc., Senior Notes	1.900%	7/16/18	2,810,000	2,809,510
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	290,000	288,353
Total Health Care Providers & Services				10,552,700
Pharmaceuticals — 1.8%
Allergan Funding SCS, Senior Notes	3.000%	3/12/20	2,840,000	2,827,699
Eli Lilly & Company	2.350%	5/15/22	690,000	671,671
GlaxoSmithKline Capital PLC, Senior Notes	3.125%	5/14/21	1,330,000	1,332,775
Merck & Co. Inc. (3 mo. USD LIBOR + 0.375%)	2.728%	2/10/20	3,390,000	3,408,697	(b)
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	130,000	124,598
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	1.700%	7/19/19	3,483,000	3,401,070
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	340,000	315,591
Total Pharmaceuticals				12,082,101
Total Health Care				34,771,121
Industrials — 2.0%
Aerospace & Defense — 1.1%
Boeing Co., Senior Notes	1.650%	10/30/20	500,000	486,319
General Dynamics Corp., Senior Notes	3.000%	5/11/21	2,200,000	2,193,826
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	1,000,000	1,006,321
Northrop Grumman Corp.	2.080%	10/15/20	3,590,000	3,509,404
Total Aerospace & Defense				7,195,870
Airlines — 0.0%
Continental Airlines 1999-1 Class A Pass Through Trust, Senior Secured Notes	6.545%	2/2/19	56,787	57,287	(d)
Continental Airlines 2001-1 Class A-1 Pass Through Trust	6.703%	6/15/21	112,299	120,721
Total Airlines				178,008
Electrical Equipment — 0.1%
ABB Finance USA Inc., Senior Notes	2.800%	4/3/20	1,050,000	1,049,108
Industrial Conglomerates — 0.4%
General Electric Co., Senior Notes	6.000%	8/7/19	800,000	827,282
General Electric Co., Senior Notes	5.500%	1/8/20	580,000	601,330
General Electric Co., Senior Notes	3.150%	9/7/22	1,000,000	980,343
Total Industrial Conglomerates				2,408,955
Machinery — 0.4%
John Deere Capital Corp., Senior Notes	2.550%	1/8/21	2,500,000	2,469,744

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2018 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Machinery — continued
John Deere Capital Corp., Senior Notes	2.875%	3/12/21	$300,000	$297,913
Total Machinery				2,767,657
Total Industrials				13,599,598
Information Technology — 3.7%
IT Services — 1.1%
International Business Machines Corp., Senior Notes (3 mo. USD LIBOR + 0.370%)	2.725%	2/12/19	970,000	972,589	(b)
Visa Inc., Senior Notes	2.200%	12/14/20	6,500,000	6,396,691
Total IT Services				7,369,280
Semiconductors & Semiconductor Equipment — 0.0%
QUALCOMM Inc., Senior Notes	2.100%	5/20/20	120,000	119,935
Software — 1.6%
Microsoft Corp., Senior Notes	1.850%	2/6/20	1,400,000	1,382,434
Microsoft Corp., Senior Notes	1.550%	8/8/21	2,270,000	2,177,696
Microsoft Corp., Senior Notes	2.400%	2/6/22	4,310,000	4,220,771
Oracle Corp. (3 mo. USD LIBOR + 0.580%)	2.928%	1/15/19	2,960,000	2,969,229	(b)
Total Software				10,750,130
Technology Hardware, Storage & Peripherals — 1.0%
Apple Inc., Senior Notes	1.550%	8/4/21	3,250,000	3,116,052
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	4,000,000	4,010,964	(a)
Total Technology Hardware, Storage & Peripherals				7,127,016
Total Information Technology				25,366,361
Materials — 2.0%
Chemicals — 0.8%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	2,230,000	2,139,420	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	3,160,000	3,154,064	(a)
Total Chemicals				5,293,484
Metals & Mining — 0.8%
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	1,810,000	1,829,720	(a)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	140,000	133,350
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	1,000,000	1,012,285	(a)
Glencore Funding LLC	3.125%	4/29/19	1,130,000	1,129,548	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,150,000	1,296,855
Total Metals & Mining				5,401,758
Paper & Forest Products — 0.4%
Georgia-Pacific LLC	2.539%	11/15/19	3,160,000	3,140,381	(a)
Total Materials				13,835,623

See Notes to Financial Statements.

12	Western Asset Short-Term Bond Fund 2018 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Telecommunication Services — 2.2%
Diversified Telecommunication Services — 1.3%
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 0.930%)	3.264%	6/30/20	$2,550,000	$2,579,236	(b)
AT&T, Inc.	2.300%	3/11/19	2,060,000	2,052,720
Telefonica Emisiones SAU, Senior Notes	5.462%	2/16/21	1,000,000	1,047,202
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	2,942,000	2,921,788	(a)
Total Diversified Telecommunication Services				8,600,946
Wireless Telecommunication Services — 0.9%
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	2,530,000	2,460,031	(a)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	2,380,625	2,359,795	(a)
Vodafone Group PLC, Senior Notes	3.750%	1/16/24	1,640,000	1,628,000
Total Wireless Telecommunication Services				6,447,826
Total Telecommunication Services				15,048,772
Utilities — 0.3%
Electric Utilities — 0.3%
FirstEnergy Corp.	2.850%	7/15/22	1,831,000	1,776,112
Total Corporate Bonds & Notes (Cost — $317,925,151)				312,889,655
Collateralized Mortgage Obligations (k) — 17.6%
Alternative Loan Trust, 2004-28CB, 2A7	5.750%	1/25/35	352,007	354,101
Alternative Loan Trust, 2004-33, 2A1	3.588%	12/25/34	17,830	18,164
Alternative Loan Trust, 2005-56, 4A1 (1 mo. USD LIBOR + 0.310%)	2.401%	11/25/35	271,536	261,814	(b)
Banc of America Funding Trust, 2004-B, 3A2	3.535%	12/20/34	77,364	72,348
Banc of America Funding Trust, 2005-E, 4A1 (1 year Treasury Constant Maturity Rate + 2.500%)	3.682%	3/20/35	49,580	50,356	(b)
Banc of America Funding Trust, 2006-D, 1A1 (1 mo. USD LIBOR + 0.170%)	2.254%	5/20/36	75,672	75,355	(b)
Banc of America Funding Trust, 2015-R2, 4A1 (1 mo. USD LIBOR + 0.165%)	2.256%	9/29/36	1,042,670	1,025,324	(a)(b)
Banc of America Mortgage Trust, 2002-J, B1 (12 mo. USD LIBOR + 2.000%)	4.259%	9/25/32	110,554	108,528	(b)
Banc of America Mortgage Trust, 2003-C, B1 (12 mo. USD LIBOR + 1.980%)	4.236%	4/25/33	238,440	174,489	(b)
Bear Stearns ALT-A Trust, 2007-1, 1A1 (1 mo. USD LIBOR + 0.320%)	2.411%	1/25/47	378,914	380,218	(b)
BX Trust, 2017-IMC, A (1 mo. LIBOR + 1.050%)	3.123%	10/15/32	1,810,000	1,815,314	(a)(b)
CD Mortgage Trust, 2016-CD2, A4	3.526%	11/10/49	2,080,000	2,065,641
Chase Mortgage Finance Trust, 2007-A1, 2A3	4.260%	2/25/37	66,816	67,945
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2004-3A, A2 (1 mo. USD LIBOR + 0.300%)	2.391%	8/25/35	4,558	4,517	(a)(b)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2018 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2004-4A, A2 (1 mo. USD LIBOR + 0.290%)	2.381%	10/25/35	$69,869	$69,217	(a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2005-1A, A2 (1 mo. USD LIBOR + 0.200%)	2.291%	1/25/36	8,707	8,483	(a)(b)
CHL Mortgage Pass-Through Trust, 2003-HYB3, 6A1	4.241%	11/19/33	38,493	39,273
Citigroup Commercial Mortgage Trust, 2013-375P, A	3.251%	5/10/35	1,740,000	1,730,055	(a)
Citigroup Commercial Mortgage Trust, 2014-GC25, A1	1.485%	10/10/47	193,998	193,291
Citigroup Commercial Mortgage Trust, 2016-GC36, A1	1.613%	2/10/49	397,783	391,684
Citigroup Commercial Mortgage Trust, 2016-SMPL, A	2.228%	9/10/31	2,630,000	2,549,940	(a)
Citigroup Commercial Mortgage Trust, 2017-B1, A4	3.458%	8/15/50	2,020,000	1,981,695
Citigroup Mortgage Loan Trust, 2007-AR4, 2A1A	3.887%	3/25/37	327,701	277,843
CLNS Trust, 2017-IKPR, A (1 mo. LIBOR + 0.800%)	2.846%	6/11/32	620,000	620,970	(a)(b)
Commercial Mortgage Trust, 2010-C1, C	6.150%	7/10/46	860,000	892,834	(a)
Commercial Mortgage Trust, 2014-CR21, A1	1.494%	12/10/47	483,231	480,043
Commercial Mortgage Trust, 2018-COR3, A3	4.228%	5/10/51	2,140,000	2,220,777
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	2.511%	7/25/36	34,526	32,182	(a)(b)
Credit Suisse Mortgage Trust, 2014-11R 15A2 (6 mo. USD LIBOR + 2.000%)	3.632%	1/27/36	2,063,014	1,851,031	(a)(b)
DSLA Mortgage Loan Trust, 2005-AR1, 2A1A (1 mo. USD LIBOR + 0.250%)	2.335%	2/19/45	129,536	127,694	(b)
FDIC Guaranteed Notes Trust, 2010-S2, 3A (1 mo. USD LIBOR + 0.700%)	2.794%	12/29/45	483,375	484,587	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	304,579	315,425
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	5.541%	10/25/29	2,360,000	2,582,740	(b)
Federal National Mortgage Association (FNMA) — CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	6.991%	11/25/24	1,113,154	1,273,949	(b)
Federal National Mortgage Association (FNMA) — CAS, 2017-C03, 1M2 (1 mo. USD LIBOR + 3.000%)	5.091%	10/25/29	3,110,000	3,311,985	(b)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03, 1M1 (1 mo. USD LIBOR + 0.680%)	2.771%	10/25/30	1,548,315	1,548,160	(b)
FHLMC Multifamily Structured Pass Through Certificates, 20KJ03, A1	1.669%	1/25/21	872,564	849,988
First Horizon Mortgage Pass-Through Trust, 2004-AR7, 1A1	3.798%	2/25/35	380,115	382,055
Flagstar Mortgage Trust, 2018-2, A4	3.500%	4/25/48	2,494,180	2,462,988	(a)
Freddie Mac REMICS, 203877, FA (1 mo. LIBOR + 0.350%)	2.423%	11/15/40	508,716	510,900	(b)
Freddie Mac Structured Pass-Through Certificates, 20T-51, 1A	6.500%	9/25/43	131,097	147,005
GE Business Loan Trust, 2006-1A, C (1 mo. LIBOR + 0.420%)	2.493%	5/15/34	1,194,560	1,113,525	(a)(b)

See Notes to Financial Statements.

14	Western Asset Short-Term Bond Fund 2018 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Gosforth Funding PLC, 2017-1A, A1A (3 mo. USD LIBOR + 0.470%)	2.796%	12/19/59	$1,028,636	$1,032,648	(a)(b)
Government National Mortgage Association, 2010-H03, FA (1 mo. USD LIBOR + 0.550%)	2.526%	3/20/60	1,307,751	1,313,520	(b)
Government National Mortgage Association, 2010-H10, FB (1 mo. USD LIBOR + 1.000%)	2.976%	5/20/60	1,562,149	1,589,800	(b)
Government National Mortgage Association, 2010-H20, AF (1 mo. USD LIBOR + 0.330%)	2.247%	10/20/60	2,715,955	2,714,641	(b)
Government National Mortgage Association, 2010-H26, LF (1 mo. USD LIBOR + 0.350%)	2.267%	8/20/58	2,773,823	2,772,434	(b)
Government National Mortgage Association, 2011-H01, AF (1 mo. USD LIBOR + 0.450%)	2.367%	11/20/60	3,311,388	3,320,995	(b)
Government National Mortgage Association, 2011-H03, FA (1 mo. USD LIBOR + 0.500%)	2.417%	1/20/61	296,078	297,128	(b)
Government National Mortgage Association, 2011-H05, FB (1 mo. USD LIBOR + 0.500%)	2.417%	12/20/60	365,304	366,708	(b)
Government National Mortgage Association, 2011-H06, FA (1 mo. USD LIBOR + 0.450%)	2.367%	2/20/61	596,733	598,088	(b)
Government National Mortgage Association, 2011-H07, FA (1 mo. USD LIBOR + 0.500%)	2.417%	2/20/61	992,056	994,618	(b)
Government National Mortgage Association, 2011-H19, FA (1 mo. USD LIBOR + 0.470%)	2.387%	8/20/61	1,672,275	1,677,081	(b)
Government National Mortgage Association, 2012-H21, FA (1 mo. USD LIBOR + 0.500%)	2.417%	7/20/62	10,476,413	10,507,930	(b)
Government National Mortgage Association, 2012-H23, SA (1 mo. USD LIBOR + 0.530%)	2.447%	10/20/62	341,739	343,878	(b)
Government National Mortgage Association, 2012-H23, WA (1 mo. USD LIBOR + 0.520%)	2.437%	10/20/62	557,198	559,352	(b)
Government National Mortgage Association, 2013-H02, FD (1 mo. USD LIBOR + 0.340%)	2.257%	12/20/62	6,612,224	6,607,247	(b)
Government National Mortgage Association, 2013-H08, BF (1 mo. LIBOR + 0.400%)	2.317%	3/20/63	2,069,181	2,068,325	(b)
Government National Mortgage Association, 2013-H14, FC (1 mo. USD LIBOR + 0.470%)	2.387%	6/20/63	666,388	668,094	(b)
Government National Mortgage Association, 2013-H14, FD (1 mo. USD LIBOR + 0.470%)	2.387%	6/20/63	269,128	269,839	(b)
Government National Mortgage Association, 2013-H14, FG (1 mo. USD LIBOR + 0.470%)	2.387%	5/20/63	247,704	248,362	(b)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	2.656%	2/20/60	208,587	209,929	(b)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	2.591%	5/25/37	149,254	149,083	(a)(b)
Impac Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	2.361%	11/25/36	1,838,907	1,326,480	(b)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2018 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
IndyMac INDX Mortgage Loan Trust, 2004-AR14, 2A1A (1 mo. USD LIBOR + 0.720%)	2.811%	1/25/35	$196,615	$166,145	(b)
JP Morgan Chase Commercial Mortgage Securities Trust, 2012-HSBC, A	3.093%	7/5/32	3,328,720	3,314,388	(a)
JP Morgan Chase Commercial Mortgage Securities Trust, 2015-UES, A	2.933%	9/5/32	1,425,000	1,416,925	(a)
JP Morgan Mortgage Trust, 2018-4, A1	3.500%	10/25/48	1,233,507	1,222,757	(a)
JP Morgan Mortgage Trust, 2018-5, A1	3.500%	10/25/48	4,117,839	4,042,766	(a)
JP Morgan Resecuritization Trust Series, 2009-10, 7A2	6.054%	2/26/37	3,946,542	2,280,660	(a)
JPMBB Commercial Mortgage Securities Trust	3.227%	10/15/48	2,910,000	2,853,572
JPMBB Commercial Mortgage Securities Trust, 2014-C23, A1	1.650%	9/15/47	115,503	115,304
JPMBB Commercial Mortgage Securities Trust, 2014-C25, A1	1.521%	11/15/47	147,488	146,782
JPMDB Commercial Mortgage Securities Trust, 2017-C7, A5	3.409%	10/15/50	1,943,000	1,906,919
Lanark Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.420%)	2.749%	12/22/69	3,384,000	3,396,193	(a)(b)
Luminent Mortgage Trust, 2006-7, 2A2 (1 mo. USD LIBOR + 0.220%)	2.311%	12/25/36	87,115	21,340	(b)
MASTR Reperforming Loan Trust, 2005-1, 1A3	7.000%	8/25/34	29,203	28,744	(a)
Merrill Lynch Mortgage Investors Trust MLMI Series, 2003-A2, 2M1	3.466%	3/25/33	323,636	281,187
Merrill Lynch Mortgage Investors Trust Series, 2003-A6, 1A	3.674%	9/25/33	22,162	22,287
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A1, 2A1	3.679%	2/25/34	47,258	47,536
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C19, A1	1.573%	12/15/47	693,274	688,934
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32, ASB	3.514%	12/15/49	570,000	570,399
Morgan Stanley Capital I Trust, 2016-UBS9, A1	1.711%	3/15/49	668,464	656,180
Morgan Stanley Capital I Trust, 2017-ASHF, A (1 mo. LIBOR + 0.850%)	2.923%	11/15/34	1,790,000	1,799,048	(a)(b)
MSCG Trust, 2016-SNR, A	3.460%	11/15/34	953,450	929,289	(a)
New Residential Mortgage Loan Trust, 2017-4A, A1	4.000%	5/25/57	1,076,918	1,093,091	(a)
RAMP Series Trust, 2004-SL4, A5	7.500%	7/25/32	13,524	11,027
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	2.641%	5/25/37	2,336,231	1,780,638	(b)
Seasoned Credit Risk Transfer Trust Series, 2018-1, M	4.750%	5/25/57	1,530,000	1,513,803
Sequoia Mortgage Trust, 2003-2, A2 (6 mo. USD LIBOR + 0.680%)	3.179%	6/20/33	568,554	568,304	(b)
Silverstone Master Issuer PLC, 2018-1A, 1A (3 mo. USD LIBOR + 0.390%)	2.750%	1/21/70	520,000	520,781	(a)(b)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2, 4A1	3.714%	3/25/34	374,186	373,749

See Notes to Financial Statements.

16	Western Asset Short-Term Bond Fund 2018 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Structured Adjustable Rate Mortgage Loan Trust, 2004-9XS, A (1 mo. USD LIBOR + 0.370%)	2.461%	7/25/34	$98,154	$98,573	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12, 3A1	4.156%	6/25/35	102,029	99,589
Structured Adjustable Rate Mortgage Loan Trust, 2005-4, 1A1	3.713%	3/25/35	294,188	258,795
Structured Asset Sec Corp. Mort Pass Thr Cert Ser, 2002-3, B2	6.500%	3/25/32	570,013	585,121
Structured Asset Securities Corp., 2005-RF3, 2A	3.823%	6/25/35	456,302	430,090	(a)
UBS Commercial Mortgage Trust, 2017-C4, A4	3.563%	10/15/50	2,880,000	2,839,455
VNDO Mortgage Trust, 2012-6AVE, A	2.996%	11/15/30	1,757,000	1,733,978	(a)
Wachovia Mortgage Loan Trust LLC Series Trust, 2005-A, 1A1	3.801%	8/20/35	29,665	26,792
Waldorf Astoria Boca Raton Trust, 2016-BOCA, A (1 mo. LIBOR + 1.350%)	3.423%	6/15/29	880,000	881,139	(a)(b)
WaMu Mortgage Pass-Through Certificates Series, 2005-AR8, 2A1A (1 mo. USD LIBOR + 0.580%)	2.671%	7/25/45	185,973	187,630	(b)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR19, A1B2 (1 mo. USD LIBOR + 0.410%)	2.501%	12/25/45	133,966	133,161	(b)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR4, A5	3.707%	4/25/35	77,873	79,306
Washington Mutual Inc., Mortgage Pass-Through Certificates Trust, 2003-AR5 A7 (1 year Treasury Constant Maturity Rate + 2.330%)	4.099%	6/25/33	99,522	100,787
Washington Mutual Inc., Mortgage Pass-Through Certificates Trust, 2007-OA2 1A (12 mo. Monthly Treasury Average Index + 0.700%)	2.258%	3/25/47	1,883,406	1,698,515	(b)
Wells Fargo Commercial Mortgage Trust, 2014-LC18, A1	1.437%	12/15/47	302,295	299,703
Wells Fargo Commercial Mortgage Trust, 2015-C28, A4	3.540%	5/15/48	1,730,000	1,728,104
Wells Fargo Mortgage Backed Securities Trust, 2004-AA, A1	3.739%	12/25/34	165,126	168,901
Wells Fargo Mortgage Backed Securities Trust, 2004-I, B2	3.925%	7/25/34	122,493	108,598
WFRBS Commercial Mortgage Trust, 2012-C8, A2	1.881%	8/15/45	71	68
WFRBS Commercial Mortgage Trust, 2014-C23, A1	1.663%	10/15/57	894,127	889,254
WFRBS Commercial Mortgage Trust, 2014-C24, A2	2.863%	11/15/47	734,334	733,404
Total Collateralized Mortgage Obligations (Cost — $118,907,071)				119,410,324
Asset-Backed Securities — 11.1%
ABFC Trust, 2002-WF2, A2 (1 mo. USD LIBOR + 1.125%)	3.216%	5/25/32	127,155	125,899	(b)
ABFC Trust, 2003-OPT1, A3 (1 mo. USD LIBOR + 0.680%)	2.771%	4/25/33	1,468,319	1,445,126	(b)
ABFC Trust, 2004-OPT2, M1 (1 mo. USD LIBOR + 0.825%)	2.916%	8/25/33	138,339	135,190	(b)
ACIS CLO Ltd., 2015-6A, A1 (3 mo. USD LIBOR + 1.590%)	3.948%	5/1/27	940,000	940,702	(a)(b)
Ajax Mortgage Loan Trust, 2016-1, A	4.250%	7/25/47	360,905	362,805	(a)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2018 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
AMMC CLO 18 Ltd., 2016-18A, AR (3 mo. USD LIBOR + 1.100%)	3.419%	5/26/31	$2,200,000	$2,200,000	(a)(b)
Apidos CLO XXII, 2015-22A, A1 (3 mo. USD LIBOR + 1.500%)	3.859%	10/20/27	1,500,000	1,503,423	(a)(b)
Ares XXVII CLO Ltd., 2013-2A, XR (3 mo. USD LIBOR + 0.900%)	3.259%	7/28/29	546,875	546,875	(a)(b)
Ascentium Equipment Receivables Trust, 2017-1A, A3	2.290%	6/10/21	880,000	870,409	(a)
Asset Backed Securities Corp. Home Equity Loan Trust Series, 2004-HE8, M2 (1 mo. USD LIBOR + 1.725%)	3.816%	12/25/34	1,038,908	1,035,292	(b)
Barings CLO Ltd., 2018-3A, A1 (3 mo. USD LIBOR + 0.950%)	3.020%	7/20/29	550,000	549,548	(a)(b)
BlueMountain CLO Ltd., 2012-2A, AR (3 mo. USD LIBOR + 1.420%)	3.751%	11/20/28	1,750,000	1,752,998	(a)(b)
BlueMountain CLO Ltd., 2014-3A, A1R (3 mo. USD LIBOR + 1.140%)	3.488%	10/15/26	2,000,000	2,000,606	(a)(b)
BlueMountain CLO Ltd., 2015-1A, A1R (3 mo. USD LIBOR + 1.330%)	3.672%	4/13/27	4,000,000	4,000,784	(a)(b)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	2.491%	7/25/36	1,630,000	1,514,956	(a)(b)
Carlyle Global Market Strategies, 2017-2A, A1B (3 mo. USD LIBOR + 1.220%)	3.579%	7/20/31	1,250,000	1,253,505	(a)(b)
Cent CLO 21 Ltd., 2014-21A, A1BR (3 mo. USD LIBOR + 1.210%)	3.576%	7/27/26	1,500,000	1,500,478	(a)(b)
CIFC Funding Ltd., 2017-1A A (3 mo. USD LIBOR + 1.360%)	3.722%	4/23/29	2,000,000	2,008,294	(a)(b)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	10,060	10,061
Countrywide Asset-Backed Certificates, 2005-8, M4 (1 mo. USD LIBOR + 0.930%)	3.021%	12/25/35	1,529,000	1,545,600	(b)
Countrywide Asset-Backed Certificates, 2007-10, 1A1 (1 mo. USD LIBOR + 0.180%)	2.271%	6/25/47	2,291,649	2,199,063	(b)
CWABS Revolving Home Equity Loan Trust Series, 2004-B, 2A (1 mo. USD LIBOR + 0.220%)	2.293%	2/15/29	3,117,957	2,898,737	(b)
Denali Capital CLO X LLC, 2013-1A, A1LR (3 mo. USD LIBOR + 1.050%)	3.412%	10/26/27	1,500,000	1,499,371	(a)(b)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	1,610,000	1,582,224	(a)
Jamestown CLO X Ltd., 2017-10A, A1 (3 mo. USD LIBOR + 1.250%)	3.603%	7/17/29	1,500,000	1,500,600	(a)(b)
KKR CLO 21 Ltd., 2021, A (3 mo. USD LIBOR + 1.000%)	3.345%	4/15/31	1,000,000	990,704	(a)(b)
LCM XXIII Ltd., 2023A, A1 (3 mo. USD LIBOR + 1.400%)	3.759%	10/20/29	1,430,000	1,440,100	(a)(b)
Magnetite CLO Ltd., 2014-9A A1R (3 mo. USD LIBOR + 1.000%)	3.360%	7/25/26	1,500,000	1,498,893	(a)(b)
Mastr Specialized Loan Trust, 2006-3, A (1 mo. USD LIBOR + 0.260%)	2.351%	6/25/46	180,873	171,218	(a)(b)
Navient Student Loan Trust, 2017-3A, A3 (1 mo. USD LIBOR + 1.050%)	3.141%	7/26/66	1,350,000	1,383,042	(a)(b)
NCUA Guaranteed Notes Trust (1 mo. USD LIBOR + 0.350%)	2.380%	12/7/20	925,744	928,055	(b)
Nelnet Student Loan Trust, 2014-6A, A (1 mo. USD LIBOR + 0.650%)	2.741%	11/25/52	1,141,379	1,147,381	(a)(b)

See Notes to Financial Statements.

18	Western Asset Short-Term Bond Fund 2018 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
OCP CLO Ltd., 2014-5A, A1R (3 mo. USD LIBOR + 1.080%)	3.442%	4/26/31	$2,100,000	$2,094,756	(a)(b)
OHA Loan Funding Ltd., 2015-1A, AR (3 mo. USD LIBOR + 1.410%)	3.753%	8/15/29	500,000	503,208	(a)(b)
Option One Mortgage Loan Trust, 2007-FXD1, 1A1	5.866%	1/25/37	1,550,769	1,468,341
Option One Mortgage Loan Trust, 2007-FXD1, 2A1	5.866%	1/25/37	1,523,943	1,445,357
OSCAR US Funding Trust VI LLC, 2017-1A, A2A	2.300%	5/11/20	1,871,578	1,871,946	(a)
OZLM XII Ltd., 2015-12A, A1 (3 mo. USD LIBOR + 1.450%)	3.809%	4/30/27	1,000,000	1,000,154	(a)(b)
RAMP Series Trust, 2003-RS7, MII1 (1 mo. USD LIBOR + 1.125%)	3.216%	8/25/33	87,397	83,491	(b)
Saxon Asset Securities Trust, 2003-3, M1 (1 mo. USD LIBOR + 0.975%)	3.066%	12/25/33	32,268	31,311	(b)
SLM Private Credit Student Loan Trust, 2005-A, A4 (3 mo. USD LIBOR + 0.310%)	2.651%	12/15/38	3,790,000	3,701,248	(b)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	2.631%	6/15/39	3,863,183	3,789,776	(b)
SLM Student Loan Trust, 2003-4, A5A (3 mo. USD LIBOR + 0.750%)	3.091%	3/15/33	150,931	151,140	(a)(b)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	2.510%	3/25/44	6,090,000	5,895,519	(b)
SMB Private Education Loan Trust, 2016-C, A2A	2.340%	9/15/34	4,500,000	4,374,732	(a)
Structured Asset Securities Corp., 2004-SC1, A	8.289%	12/25/29	23,681	23,434	(a)
Structured Asset Securities Corp. Trust, 2005-SC1, 1A2	7.129%	5/25/31	1,879,533	1,804,656	(a)
Symphony CLO XII Ltd., 2013-12A, AR (3 mo. USD LIBOR + 1.030%)	3.378%	10/15/25	2,459,665	2,460,118	(a)(b)
Venture XXVIII CLO Ltd., 2017-28A, A2 (3 mo. USD LIBOR + 1.110%)	3.469%	7/20/30	1,500,000	1,499,200	(a)(b)
Voya CLO Ltd.	3.558%	10/15/30	1,000,000	1,002,399	(a)(b)
Total Asset-Backed Securities (Cost — $75,228,393)				75,742,725
Mortgage-Backed Securities — 8.4%
FHLMC — 1.8%
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.495%)	1.965%	6/1/43	1,509,514	1,494,274	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	9.000%	5/1/20-1/1/21	785	790
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.000%	2/1/31	55,511	56,790
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	4/1/32	152,150	172,435
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	7/1/47	4,800,000	4,775,179	(e)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	7/1/48	5,600,000	5,708,354	(e)
Total FHLMC				12,207,822

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2018 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — 4.9%
Federal National Mortgage Association (FNMA)	5.500%	3/1/20-9/1/21	$3,479	$3,518
Federal National Mortgage Association (FNMA)	9.000%	11/1/21	1,413	1,422
Federal National Mortgage Association (FNMA)	2.500%	10/1/22-6/1/23	4,219,664	4,203,547
Federal National Mortgage Association (FNMA)	6.500%	4/1/24	571	630
Federal National Mortgage Association (FNMA)	7.000%	2/1/27- 9/1/32	323,887	347,128
Federal National Mortgage Association (FNMA)	3.000%	7/1/33	1,100,000	1,093,628	(e)
Federal National Mortgage Association (FNMA)	6.000%	11/1/27	46	51
Federal National Mortgage Association (FNMA) (UST Yield Curve CMT 1 year + 2.375%)	3.590%	9/1/37	1,106,922	1,157,042	(b)
Federal National Mortgage Association (FNMA)	4.000%	4/1/47- 6/1/57	15,224,407	15,560,817
Federal National Mortgage Association (FNMA)	4.000%	7/1/47	7,400,000	7,544,891	(e)
Federal National Mortgage Association (FNMA)	3.500%	7/1/48	3,600,000	3,583,347	(e)
Total FNMA				33,496,021
GNMA — 1.7%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	15,150	16,573
Government National Mortgage Association (GNMA)	6.500%	8/15/34	501,465	556,989
Government National Mortgage Association (GNMA)	7.000%	3/15/36	104,515	120,715
Government National Mortgage Association (GNMA) II	3.500%	7/1/47	2,500,000	2,509,814	(e)
Government National Mortgage Association (GNMA) II	3.000%	9/20/47-11/20/47	2,619,782	2,565,749
Government National Mortgage Association (GNMA) II	3.000%	7/20/48	2,900,000	2,837,412	(e)
Government National Mortgage Association (GNMA) II	5.000%	7/20/48	400,000	419,990	(e)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.440%)	3.500%	1/20/60	1,162,021	1,196,477	(b)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.248%)	3.307%	7/20/60	229,663	235,422	(b)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.178%)	3.052%	7/20/60	121,702	124,453	(b)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 2.091%)	3.955%	8/20/60	953,314	1,016,756	(b)
Total GNMA				11,600,350
U.S. Government Agencies — 0.0%
Small Business Administration Pools (Prime Index minus 0.170%)	4.580%	9/25/18	17,608	17,520	(b)
Total Mortgage-Backed Securities (Cost — $57,749,074)				57,321,713

See Notes to Financial Statements.

20	Western Asset Short-Term Bond Fund 2018 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 7.4%
U.S. Government Agencies — 1.6%
Federal Farm Credit Banks, Bonds	2.070%	1/4/21	$2,940,000	$2,897,817
Federal Home Loan Banks	1.375%	9/28/20	3,030,000	2,946,881
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.375%	4/20/20	1,370,000	1,341,760
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.625%	9/29/20	2,220,000	2,172,406
Federal Home Loan Mortgage Corp. (FHLMC), Notes	2.375%	2/16/21	1,240,000	1,230,965
Total U.S. Government Agencies				10,589,829
U.S. Government Obligations — 5.8%
U.S. Treasury Notes	2.000%	1/31/20	7,500,000	7,444,483
U.S. Treasury Notes	1.500%	6/15/20	7,000	6,864
U.S. Treasury Notes	2.375%	3/15/21	6,150,000	6,113,484
U.S. Treasury Notes	2.625%	5/15/21	16,210,000	16,212,849
U.S. Treasury Notes	2.625%	6/30/23	2,950,000	2,935,884
U.S. Treasury Notes	2.000%	6/30/24	6,960,000	6,657,267
Total U.S. Government Obligations				39,370,831
Total U.S. Government & Agency Obligations (Cost — $50,321,940)				49,960,660
Sovereign Bonds — 0.9%
Canada — 0.3%
Province of Alberta Canada, Senior Notes	1.750%	8/26/20	2,100,000	2,050,592	(a)
Saudi Arabia — 0.3%
Saudi Government International Bonds, Senior Notes	2.875%	3/4/23	1,910,000	1,840,056	(a)
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	2,090,000	2,005,094	(a)
Total Sovereign Bonds (Cost — $6,055,400)				5,895,742
Total Investments before Short-Term Investments (Cost — $626,187,029)				621,220,819
Short-Term Investments — 14.5%
U.S. Government Obligations — 0.7%
U.S. Treasury Bills (Cost — $4,772,750)	2.024%	11/15/18	4,810,000	4,773,703	(l)
U.S. Government Agencies — 0.2%
Federal Home Loan Bank (FHLB), Discount Notes	1.876%	8/17/18	800,000	798,047	(l)
Federal Home Loan Bank (FHLB), Discount Notes	1.890%	8/27/18	880,000	877,386	(l)
Total U.S. Government Agencies (Cost — $1,675,365)				1,675,433
Commercial Paper — 5.3%
BPCE SA	2.406%	10/1/18	6,190,000	6,152,616
Bank of Montreal	2.206%	8/9/18	2,980,000	2,972,883
BNP Paribas Fortis	2.124%	8/3/18	2,640,000	2,634,836
JPMorgan Securities LLC	2.409%	9/27/18	5,660,000	5,627,243

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2018 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Landesbank Hessen-Thuringen	2.114%	8/13/18	$2,150,000	$2,144,585
Mitsubishi UFJ Trust & Banking NY	1.783%	10/10/18	4,220,000	4,191,892
Natixis NY	2.114%	8/2/18	4,070,000	4,062,308
Standard Chartered Bank	2.420%	10/3/18	7,130,000	7,085,756
Toronto Dominion Bank	2.153%	7/25/18	940,000	938,629
Total Commercial Paper (Cost — $35,813,394)				35,810,748
Money Market Funds — 8.3%
Western Asset Government Cash Management Portfolio LLC (Cost — $56,223,212)	1.830%		56,223,212	56,223,212	(f)
Total Short-Term Investments (Cost — $98,484,721)				98,483,096
Total Investments — 106.0% (Cost — $724,671,750)				719,703,915
Liabilities in Excess of Other Assets — (6.0)%				(41,029,306)
Total Net Assets — 100.0%				$678,674,609

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is valued using significant unobservable inputs (Note 1).

(e)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2018, the Fund held TBA securities with a total cost of $28,310,967 (Note 1).

(f)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At June 30, 2018, the total market value of investments in Affiliated Companies was $56,223,212 and the cost was $56,223,212 (Note 8).

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	The coupon payment on these securities is currently in default as of June 30, 2018.

(i)	The maturity principal is currently in default as of June 30, 2018.

(j)	Value is less than $1.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Rate shown represents yield-to-maturity.

See Notes to Financial Statements.

22	Western Asset Short-Term Bond Fund 2018 Semi-Annual Report

Western Asset Short-Term Bond Fund

Abbreviations used in this schedule:
CD	— Certificate of Deposit
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit

At June 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	855	12/19	$207,500,377	$207,412,313	$(88,064)
90-Day Eurodollar	358	6/20	87,027,244	86,832,900	(194,344)
U.S. Treasury 2-Year Notes	1,216	9/18	257,113,003	257,583,006	470,003
					187,595
Contracts to Sell:
90-Day Eurodollar	493	9/18	$120,334,251	$120,224,213	$110,038
90-Day Eurodollar	136	12/18	33,310,318	33,102,400	207,918
U.S. Treasury 10-Year Notes	511	9/18	61,213,448	61,415,813	(202,365)
U.S. Treasury 5-Year Notes	75	9/18	8,505,453	8,521,289	(15,836)
U.S. Treasury Long-Term Bonds	74	9/18	10,630,326	10,730,000	(99,674)
					81
Net unrealized appreciation on open futures contracts					$187,676

At June 30, 2018, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation
$95,608,000	9/19/23	3-Month LIBOR quarterly	Daily Federal Funds Effective Rate + 0.36375% quarterly	—	$53,695

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2018 Semi-Annual Report	23

Statement of assets and liabilities (unaudited)

June 30, 2018

Assets:
Investments in unaffiliated securities, at value (Cost — $668,448,538)	$663,480,703
Investments in affiliated securities, at value (Cost — $56,223,212)	56,223,212
Cash	735,780
Interest receivable	3,109,735
Receivable for securities sold	2,660,722
Deposits with brokers for open futures contracts	786,152
Deposits with brokers for centrally cleared swap contracts	391,470
Receivable for Fund shares sold	288,305
Prepaid expenses	62,231
Total Assets	727,738,310

Liabilities:
Payable for securities purchased	48,117,963
Payable for Fund shares repurchased	557,052
Investment management fee payable	195,105
Payable to broker — variation margin on open futures contracts	73,355
Service and/or distribution fees payable	25,897
Trustees’ fees payable	1,046
Payable to broker — variation margin on centrally cleared swap contracts	12
Accrued expenses	93,271
Total Liabilities	49,063,701
Total Net Assets	$678,674,609

Net Assets:
Par value (Note 7)	$1,769
Paid-in capital in excess of par value	717,380,496
Overdistributed net investment income	(352,392)
Accumulated net realized gain on investments, futures contracts, written options and swap contracts	(33,628,800)
Net unrealized appreciation on investments, futures contracts and swap contracts	(4,726,464)
Total Net Assets	$678,674,609

See Notes to Financial Statements.

24	Western Asset Short-Term Bond Fund 2018 Semi-Annual Report

Net Assets:
Class A	$30,112,000
Class C	$6,106,365
Class C1	$35,780,335
Class R	$202,101
Class I	$113,156,633
Class IS	$493,317,175

Shares Outstanding:
Class A	7,844,716
Class C	1,592,225
Class C1	9,317,866
Class R	52,734
Class I	29,487,763
Class IS	128,576,831

Net Asset Value:
Class A (and redemption price)	$3.84
Class C*	$3.84
Class C1 (and redemption price)	$3.84
Class R (and redemption price)	$3.83
Class I (and redemption price)	$3.84
Class IS (and redemption price)	$3.84
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$3.93

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2018 Semi-Annual Report	25

Statement of operations (unaudited)

For the Six Months Ended June 30, 2018

Investment Income:
Interest from unaffiliated investments	$8,117,572
Interest from affiliated investments	286,801
Total Investment Income	8,404,373

Expenses:
Investment management fee (Note 2)	1,086,159
Service and/or distribution fees (Notes 2 and 5)	162,405
Transfer agent fees (Note 5)	65,430
Registration fees	54,255
Fund accounting fees	31,118
Legal fees	28,638
Audit and tax fees	24,027
Shareholder reports	17,297
Trustees’ fees	7,445
Commitment fees (Note 9)	3,366
Insurance	1,754
Custody fees	416
Interest expense	185
Miscellaneous expenses	6,218
Total Expenses	1,488,713
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(20,045)
Net Expenses	1,468,668
Net Investment Income	6,935,705

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	92,347
Futures contracts	(2,481,888)
Written options	310,276
Swap contracts	(57,370)
Net Realized Loss	(2,136,635)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(2,968,821)
Futures contracts	548,392
Written options	(7,034)
Swap contracts	53,695
Change in Net Unrealized Appreciation (Depreciation)	(2,373,768)
Net Loss on Investments, Futures Contracts, Written Options and Swap Contracts	(4,510,403)
Increase in Net Assets From Operations	$2,425,302

See Notes to Financial Statements.

26	Western Asset Short-Term Bond Fund 2018 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2018 (unaudited) and the Year Ended December 31, 2017	2018	2017

Operations:
Net investment income	$6,935,705	$9,637,968
Net realized gain (loss)	(2,136,635)	1,766,327
Change in net unrealized appreciation (depreciation)	(2,373,768)	2,827,236
Increase in Net Assets From Operations	2,425,302	14,231,531

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(7,293,206)	(11,492,459)
Decrease in Net Assets From Distributions to Shareholders	(7,293,206)	(11,492,459)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	135,940,702	122,391,679
Reinvestment of distributions	7,106,596	11,130,521
Cost of shares repurchased	(59,876,748)	(132,074,082)
Increase in Net Assets From Fund Share Transactions	83,170,550	1,448,118
Increase in Net Assets	78,302,646	4,187,190

Net Assets:
Beginning of period	600,371,963	596,184,773
End of period*	$678,674,609	$600,371,963
*Includes (overdistributed) undistributed net investment income, respectively, of:	$(352,392)	$5,109

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2018 Semi-Annual Report	27

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$3.87	$3.85	$3.84	$3.89	$3.90	$3.93

Income (loss) from operations:
Net investment income	0.04	0.05	0.05	0.04	0.03	0.03
Net realized and unrealized gain (loss)	(0.03)	0.04	0.02	(0.04)	0.01	(0.02)
Total income from operations	0.01	0.09	0.07	0.00 [3]	0.04	0.01

Less distributions from:
Net investment income	(0.04)	(0.07)	(0.06)	(0.05)	(0.05)	(0.04)
Total distributions	(0.04)	(0.07)	(0.06)	(0.05)	(0.05)	(0.04)

Net asset value, end of period	$3.84	$3.87	$3.85	$3.84	$3.89	$3.90
Total return[4]	0.25%	2.23%	1.85%[5]	0.06%	0.94%	0.32%

Net assets, end of period (000s)	$30,112	$29,977	$43,445	$38,915	$45,677	$55,636

Ratios to average net assets:
Gross expenses	0.75%[6]	0.78%	0.78%	0.76%	0.79%	0.80%
Net expenses	0.75 [6,7,8]	0.74 [7,8]	0.78	0.76	0.79 [8]	0.79 [8]
Net investment income	1.95 [6]	1.37	1.20	1.04	0.89	0.85

Portfolio turnover rate	12%[9]	42%[9]	22%[9]	34%	41%	35%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.58% for the year ended December 31, 2016.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 59% for the six months ended June 30, 2018 and 89% and 24% for the years ended December 31, 2017 and 2016, respectively.

See Notes to Financial Statements.

28	Western Asset Short-Term Bond Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$3.86	$3.85	$3.84	$3.89	$3.90	$3.93

Income (loss) from operations:
Net investment income	0.02	0.02	0.02	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gain (loss)	(0.01)	0.03	0.02	(0.04)	0.01	(0.02)
Total income (loss) from operations	0.01	0.05	0.04	(0.03)	0.01	(0.02)

Less distributions from:
Net investment income	(0.03)	(0.04)	(0.03)	(0.02)	(0.02)	(0.01)
Total distributions	(0.03)	(0.04)	(0.03)	(0.02)	(0.02)	(0.01)

Net asset value, end of period	$3.84	$3.86	$3.85	$3.84	$3.89	$3.90
Total return[4]	0.13%	1.23%	1.12%[5]	(0.73)%	0.13%	(0.44)%

Net assets, end of period (000s)	$6,106	$7,537	$9,152	$6,929	$9,166	$8,154

Ratios to average net assets:
Gross expenses	1.50%[6]	1.55%	1.56%	1.54%	1.61%	1.65%
Net expenses[7]	1.50 [6,8]	1.51 [8]	1.44 [8]	1.54	1.59 [8]	1.56 [8]
Net investment income	1.19 [6]	0.60	0.55	0.27	0.08	0.06

Portfolio turnover rate	12%[9]	42%[9]	22%[9]	34%	41%	35%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.86% for the year ended December 31, 2016.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 1.60%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 59% for the six months ended June 30, 2018 and 89% and 24% for the years ended December 31, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2018 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$3.87	$3.85	$3.84	$3.89	$3.90	$3.93

Income (loss) from operations:
Net investment income	0.03	0.04	0.04	0.03	0.02	0.02
Net realized and unrealized gain (loss)	(0.02)	0.03	0.02	(0.04)	0.01	(0.02)
Total income (loss) from operations	0.01	0.07	0.06	(0.01)	0.03	0.00 [3]

Less distributions from:
Net investment income	(0.04)	(0.05)	(0.05)	(0.04)	(0.04)	(0.03)
Total distributions	(0.04)	(0.05)	(0.05)	(0.04)	(0.04)	(0.03)

Net asset value, end of period	$3.84	$3.87	$3.85	$3.84	$3.89	$3.90
Total return[4]	0.13%	1.94%	1.58%[5]	(0.21)%	0.68%	0.07%

Net assets, end of period (000s)	$35,780	$39,335	$49,158	$61,983	$79,780	$99,845

Ratios to average net assets:
Gross expenses	0.99%[6]	1.06%	1.05%	1.03%	1.05%	1.05%
Net expenses	0.99 [6,7,8]	1.02 [7,8]	1.05	1.03	1.05 [7]	1.04 [7]
Net investment income	1.72 [6]	1.10	0.93	0.76	0.63	0.61

Portfolio turnover rate	12%[9]	42%[9]	22%[9]	34%	41%	35%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended December 31, 2016.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 59% for the six months ended June 30, 2018 and 89% and 24% for the years ended December 31, 2017 and 2016, respectively.

See Notes to Financial Statements.

30	Western Asset Short-Term Bond Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2018[2]		2017	2016	2015	2014[3]

Net asset value, beginning of period	$3.86		$3.85	$3.84	$3.88	$3.91

Income (loss) from operations:
Net investment income	0.03		0.04	0.03	0.03	0.02
Net realized and unrealized gain (loss)	(0.03)		0.02	0.03	(0.03)	(0.02)
Total income from operations	0.00	[4]	0.06	0.06	0.00 [4]	0.00	[4]

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.05)	(0.04)	(0.03)
Total distributions	(0.03)		(0.05)	(0.05)	(0.04)	(0.03)

Net asset value, end of period	$3.83		$3.86	$3.85	$3.84	$3.88
Total return[5]	0.07%		1.60%	1.53%[6]	0.00%	0.06%

Net assets, end of period (000s)	$202		$171	$28	$13	$10

Ratios to average net assets:
Gross expenses	1.25%[7]		1.21%	1.39%	1.14%	1.19%[7]
Net expenses[8,9]	1.10	[7]	1.10	1.10	1.10	1.09	[7]
Net investment income	1.61	[7]	1.05	0.90	0.71	0.60	[7]

Portfolio turnover rate	12%[9]		42%[10]	22%[10]	34%	41%[11]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]	For the period January 31, 2014 (inception date) to December 31, 2014.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.26% for the year ended December 31, 2016.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 59% for the six months ended June 30, 2018 and 89% and 24% for the years ended December 31, 2017 and 2016, respectively.

[11]	For the year ended December 31, 2014.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2018 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$3.87	$3.85	$3.84	$3.89	$3.90	$3.93

Income (loss) from operations:
Net investment income	0.04	0.06	0.06	0.05	0.05	0.04
Net realized and unrealized gain (loss)	(0.03)	0.03	0.02	(0.04)	0.00 [3]	(0.02)
Total income from operations	0.01	0.09	0.08	0.01	0.05	0.02

Less distributions from:
Net investment income	(0.04)	(0.07)	(0.07)	(0.06)	(0.06)	(0.05)
Total distributions	(0.04)	(0.07)	(0.07)	(0.06)	(0.06)	(0.05)

Net asset value, end of period	$3.84	$3.87	$3.85	$3.84	$3.89	$3.90
Total return[4]	0.37%	2.46%	2.14%[5]	0.33%	1.24%	0.63%

Net assets, end of period (millions)	$113	$62	$64	$125	$137	$64

Ratios to average net assets:
Gross expenses	0.49%[6]	0.56%	0.50%	0.49%	0.49%	0.51%
Net expenses[7]	0.49 [6,8]	0.51 [8]	0.50	0.49	0.49 [8]	0.49 [8]
Net investment income	2.25 [6]	1.61	1.49	1.31	1.19	1.14

Portfolio turnover rate	12%[9]	42%[9]	22%[9]	34%	41%	35%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.87% for the year ended December 31, 2016.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average next assets of Class I shares did not exceed 0.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I did not exceed 0.55%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 59% for the six months ended June 30, 2018 and 89% and 24% for the years ended December 31, 2017 and 2016, respectively.

See Notes to Financial Statements.

32	Western Asset Short-Term Bond Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$3.87	$3.85	$3.84	$3.89	$3.90	$3.93

Income (loss) from operations:
Net investment income	0.04	0.07	0.06	0.05	0.05	0.05
Net realized and unrealized gain (loss)	(0.02)	0.03	0.02	(0.04)	0.00 [3]	(0.02)
Total income from operations	0.02	0.10	0.08	0.01	0.05	0.03

Less distributions from:
Net investment income	(0.05)	(0.08)	(0.07)	(0.06)	(0.06)	(0.06)
Total distributions	(0.05)	(0.08)	(0.07)	(0.06)	(0.06)	(0.06)

Net asset value, end of period	$3.84	$3.87	$3.85	$3.84	$3.89	$3.90
Total return[4]	0.42%	2.56%	2.19%[5]	0.37%	1.28%	0.66%

Net assets, end of period (millions)	$493	$462	$430	$435	$396	$344

Ratios to average net assets:
Gross expenses	0.41%[6]	0.45%	0.46%	0.45%	0.45%	0.47%
Net expenses[7,8]	0.40 [6]	0.41	0.45	0.45	0.45	0.45
Net investment income	2.31 [6]	1.71	1.54	1.35	1.23	1.19

Portfolio turnover rate	12%[9]	42%[9]	22%[9]	34%	41%	35%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.92% for the year ended December 31, 2016.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.40%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class IS shares did not exceed 0.45%.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 59% for the six months ended June 30, 2018 and 89% and 24% for the years ended December 31, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2018 Semi-Annual Report	33

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

34	Western Asset Short-Term Bond Fund 2018 Semi-Annual Report

Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Short-Term Bond Fund 2018 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Financials	—	$114,651,016	$0	*	$114,651,016
Industrials	—	13,542,311	57,287		13,599,598
Other corporate bonds & notes	—	184,639,041	—		184,639,041
Collateralized mortgage obligations	—	119,410,324	—		119,410,324
Asset-backed securities	—	75,742,725	—		75,742,725
Mortgage-backed securities	—	57,321,713	—		57,321,713
U.S. government & agency obligations	—	49,960,660	—		49,960,660
Sovereign bonds	—	5,895,742	—		5,895,742
Total long-term investments	—	621,163,532	57,287		621,220,819
Short-term investments†:
U.S. government & agency obligations	—	6,449,136	—		6,449,136
Money market funds	—	56,223,212	—		56,223,212
Commercial paper	—	35,810,748	—		35,810,748
Total short-term investments	—	98,483,096	—		98,483,096
Total investments	—	$719,646,628	$57,287		$719,703,915
Other financial instruments:
Futures contracts	$787,959	—	—		787,959
Centrally cleared interest rate swaps	—	53,695	—		53,695
Total other financial instruments	$787,959	$53,695	—		$841,654
Total	$787,959	$719,700,323	$57,287		$720,545,569

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Other financial instruments:
Futures contracts	$600,283	—	—		$600,283

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or

36	Western Asset Short-Term Bond Fund 2018 Semi-Annual Report

deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps

Western Asset Short-Term Bond Fund 2018 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount.

As of June 30, 2018, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended June 30, 2018, see Note 4.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, pay and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from

38	Western Asset Short-Term Bond Fund 2018 Semi-Annual Report

market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(f) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(g) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

Western Asset Short-Term Bond Fund 2018 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(i) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions.

40	Western Asset Short-Term Bond Fund 2018 Semi-Annual Report

Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While off-set rights may exist under applicable law, the Fund does not have a contractual right of off-set against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2018, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on

Western Asset Short-Term Bond Fund 2018 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(o) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (formerly Western Asset Management Company) (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

42	Western Asset Short-Term Bond Fund 2018 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. Western Asset Limited provides certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited monthly a subadvisory fee equal to 0.30% of the assets managed by Western Asset Limited.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class R, Class I and Class IS shares did not exceed 0.80%, 1.55%, 1.05%, 1.10%, 0.50% and 0.40%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

During the six months ended June 30, 2018, fees waived and/or expenses reimbursed amounted to $20,045.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor. There is a maximum initial sales charge of 2.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2018, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$215	—
CDSCs	997	$57

Western Asset Short-Term Bond Fund 2018 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$173,266,023	$252,691,187
Sales	109,266,546	222,902,758

At June 30, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Securities	$724,671,750	$4,094,319	$(9,062,154)	$(4,967,835)
Swap contracts	—	53,695	—	53,695
Futures contracts	—	787,959	(600,283)	187,676

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2018.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$787,959
Centrally cleared swap contracts	53,695
Total	$841,654

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts	$600,283

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

44	Western Asset Short-Term Bond Fund 2018 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2018. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Purchased options[1]	$(69,692)
Written options	310,276
Futures contracts	(2,481,888)
Swap contracts	(57,370)
Total	$(2,298,674)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Purchased options[1]	$(800)
Written options	(7,034)
Futures contracts	548,392
Swap contracts	53,695
Total	$594,253

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in unaffiliated securities in the Statement of Operations.

During the six months ended June 30, 2018, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$20,573
Written options†	34,036
Futures contracts (to buy)	533,854,877
Futures contracts (to sell)	311,007,822

Average Notional Balance
Interest rate swap contracts	$54,323,429

†	At June 30, 2018, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.50% and

Western Asset Short-Term Bond Fund 2018 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$36,580	$13,528
Class C	32,298	3,127
Class C1	93,115	16,293
Class R	412	288
Class I	—	31,408
Class IS	—	786
Total	$162,405	$65,430

For the six months ended June 30, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$339
Class C	90
Class C1	708
Class R	127
Class I	2,278
Class IS	16,503
Total	$20,045

6. Distributions to shareholders by class

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
Net Investment Income:
Class A	$302,187	$573,125
Class C	41,986	73,298
Class C1	341,994	613,175
Class R	1,418	1,388
Class I	855,819	1,189,893
Class IS	5,749,802	9,041,580
Total	$7,293,206	$11,492,459

7. Shares of beneficial interest

At June 30, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

46	Western Asset Short-Term Bond Fund 2018 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,394,408	$5,368,070	2,418,667	$9,378,708
Shares issued on reinvestment	67,179	258,408	132,126	512,105
Shares repurchased	(1,365,762)	(5,258,683)	(6,085,487)	(23,573,429)
Net increase (decrease)	95,825	$367,795	(3,534,694)	$(13,682,616)

Class C
Shares sold	334,827	$1,285,757	712,541	$2,754,382
Shares issued on reinvestment	10,084	38,772	16,579	64,210
Shares repurchased	(702,775)	(2,702,588)	(1,156,875)	(4,473,357)
Net decrease	(357,864)	$(1,378,059)	(427,755)	$(1,654,765)

Class C1
Shares sold	31,917	$123,006	203,985	$790,417
Shares issued on reinvestment	88,880	341,994	154,891	600,660
Shares repurchased	(965,722)	(3,716,438)	(2,957,620)	(11,469,528)
Net decrease	(844,925)	$(3,251,438)	(2,598,744)	$(10,078,451)

Class R
Shares sold	11,057	$42,362	54,097	$209,884
Shares issued on reinvestment	370	1,418	354	1,374
Shares repurchased	(2,896)	(11,123)	(17,626)	(68,388)
Net increase	8,531	$32,657	36,825	$142,870

Class I
Shares sold	16,038,117	$61,691,070	3,122,215	$12,084,708
Shares issued on reinvestment	213,409	820,430	283,936	1,100,720
Shares repurchased	(2,749,072)	(10,561,736)	(4,056,693)	(15,688,594)
Net increase (decrease)	13,502,454	$51,949,764	(650,542)	$(2,503,166)

Class IS
Shares sold	17,526,010	$67,430,437	25,086,848	$97,173,580
Shares issued on reinvestment	1,468,268	5,645,574	2,283,337	8,851,452
Shares repurchased	(9,783,076)	(37,626,180)	(19,829,421)	(76,800,786)
Net increase	9,211,202	$35,449,831	7,540,764	$29,224,246

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money

Western Asset Short-Term Bond Fund 2018 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended June 30, 2018. The following transactions were effected in shares of such companies for the six months ended June 30, 2018.

	Affiliate Value at December 31, 2017	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$57,008,610	$194,585,564	194,585,564	$195,370,962	195,370,962

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2018
Western Asset Government Cash Management Portfolio LLC	—	$286,801	—	$56,223,212

9. Redemption facility

The Fund and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 19, 2018. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2018, the Fund incurred a commitment fee in the amount of $3,366. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2018.

10. Capital loss carryforward

As of December 31, 2017, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
12/31/2018	$(2,540,310)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $27,875,596, which have no expiration date, must be used first to offset any such gains.

48	Western Asset Short-Term Bond Fund 2018 Semi-Annual Report

11. Recent accounting pronouncement

The Fund has made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 (“ASU 2017-08”), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, the Fund has concluded that the change in accounting principle does not materially impact the financial statement amounts.

Western Asset Short-Term Bond Fund 2018 Semi-Annual Report	49

Western Asset

Short-Term Bond Fund

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC*

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)**

*	Prior to May 2, 2018, known as Western Asset Management Company.
**	Effective April 9, 2018, BNY became custodian.

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Short-Term Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Short-Term Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short-Term Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0632 8/18 SR18-3405

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 23, 2018